Stockholders' Equity (Details) - Schedule of restricted stock units - Restricted stock units [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Stockholders' Equity (Details) - Schedule of restricted stock units [Line Items]
Number of shares, Non-vested | shares
Weighted average grant date fair value, Non-vested | $ / shares
Number of shares, Granted | shares	926,234
Weighted average grant date fair value, Granted | $ / shares	$ 3.22
Number of shares, Vested | shares	(176,514)
Weighted average grant date fair value, Vested | $ / shares	$ 2.80
Number of shares, Non-vested | shares	749,720
Weighted average grant date fair value, Non-vested | $ / shares	$ 3.32